UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549
                                         FORM 13F
                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                       			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kildonan Castle Asset Management L.P.
Address: 	1540 Broadway - Suite 1030
       		New York, NY 10036

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Bruce Gille
Title:  CFO / COO
Phone:  212-351-7715

Signature, Place, and Date of Signing:

Bruce Gille    New York, New York    April 24, 2013

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		 0

Form 13F Information Table Entry Total:   	 1

Form 13F Information Table Value Total:   	4560



List of Other Included Managers:

 No.  13F File Number     Name

FORM 13F INFORMATION TABLE

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FORM 13F INFORMATION TABLE
                                                               VALUE  SHARES /                       INVST    OTHER VOTING AUTHORITY
NAME OF THE ISSUER             TITLE OF CLASS    CUSIP      X(1000)    PRN AMT     SH/PRN PUT/CALL DSCRETN MANAGERS SOLESHAREDNONE


RITE AID CORP                 COM                  767754104   4560      2400000       SH             SOLE             0     0   0



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